Note 17 - Income Taxes (Details)	12 Months Ended
Dec. 31, 2013
Note 17 - Income Taxes (Details) [Line Items]
Ownership Test Percentage	50.00%
More Than [Member]
Note 17 - Income Taxes (Details) [Line Items]
Ownership Test Percentage	50.00%